1999 ANNUAL SHAREHOLDER REPORT
------------------------------
Delaware Limited Distribution International Funds
-        Delaware Global Opportunities Fund
-        Delaware International Small Cap Fund
-        Delaware New Europe Fund
-        Delaware Latin America Fund

January 17, 2000

Dear Shareholder:

Recap of events - Over the last fiscal year, international investors found cause for optimism as financial turbulence around the world subsided and economic conditions began to stabilize. Around the globe, as in the United States, lower interest rates helped turn the tide.

Last December, at the start of the Funds' fiscal year, the central banks of 11 euro-zone nations cut rates to a uniform 3.0%. Many other nations abroad, including the United Kingdom, New Zealand and countries in the Pacific Rim followed suit. Lower borrowing costs eased concerns about global economic stability and helped ease a credit crunch in world markets, which enabled businesses to expand and operate more profitably.

Emerging markets bounced back strongly from their disappointing 1998 performance. Brazil, in particular, demonstrated steady improvement after devaluing its currency early in 1999, suggesting to us that the country may be through the worst of its problems. Within Europe, we were cautious about the prospects for the euro and focused on countries that did not participate in the European Monetary Union convergence. We focused instead on the United Kingdom, for example, and select countries in Europe, such as France.

After months of weakness, the economies in eastern Asia appear to be strengthening. Many corporations in the area have restructured and are operating more efficiently. Governments have adopted pro-business policy changes that are stimulating economic growth in the region.

Delaware Global Opportunities Fund invests in a broad range of stocks from around the world. The Fund reported a total return of 2.78% (Class A shares at net asset value with distributions reinvested) for the one-year period ended November 30, 1999. The Fund's performance lagged the Morgan Stanley Capital International (MSCI) World Index, an unmanaged index, which reported a total return of 15.94% for the period. Smaller positions in Japan and the U.S. worked against our Fund, explaining our underperformance for the period. The Fund focused instead on the United Kingdom, Australia and New Zealand, where we believed there were more value opportunities available.

Delaware International Small Cap Fund, which seeks long-term capital appreciation, performed well during fiscal 1999. The Fund provided a 22.74% return (Institutional Class shares with distributions reinvested) for the one-year period ended November 30, 1999, compared to a total return of 16.60% for its benchmark MSCI Europe Australia Far East Small Cap Index for the same period. The Fund invests primarily in equity securities of smaller foreign companies, which may include companies located or operating in emerging or established countries. The market capitalization of the companies that the Fund intends to invest in will generally be $1.5 billion or less at the time of purchase.

Delaware Latin America Fund provided a total return of 25.29% (Class A shares at net asset value with distributions reinvested) since the Fund's inception on December 29, 1998. The Fund's benchmark, MSCI Emerging Market Free Latin America Index, an unmanaged index, had a total return of 37.28% for the same period. The Fund's performance was hurt early in the year by its heavy investment in Brazil and Mexico and its significant cash position during the Fund's start-up period.

Delaware New Europe Fund, seeks long-term capital appreciation by investing primarily in equity securities of companies organized, having a majority of their assets or deriving a majority of their operating income in established and emerging European countries. The Fund invests in companies of varying size. The equity securities in which the Fund may invest include common stocks, preferred stocks, rights or warrants to purchase common stocks and securities convertible into common stocks. The Fund provided a total return of -0.82% (Class A shares at net asset value with distributions reinvested) from its inception on December 29, 1998 through November 30, 1999. The Fund's benchmark MSCI Europe Index provided a total return of 5.40% for the period. The Fund's value-oriented stock selection worked against the Fund as investors continued to focus primarily on growth stocks during most of the fiscal year. We expect continued economic growth in Europe in the months ahead. We believe your Fund is well positioned to benefit from this growth.

Market Outlook - In spite of the brightening global economic landscape, "value" investments, stocks that appear to be selling for less than their true worth, took a back seat to more expensive "growth" investments, mirroring what we've seen in the United States. For most of the fiscal year, investors seemed willing to pay higher prices for stocks of companies with faster growing and more reliable earnings. This is a key reason our global and international funds, which have a strong value approach, underperformed their benchmarks.

Investor bias toward growth companies began to shift in early 1999, supported by the remarkable performance of cyclical stocks, long-overlooked investments that are often a staple of value funds. We believe our global and international funds are positioned to benefit if interest in undervalued investments broadens in 2000.

You will find more detailed performance information for fiscal 1999 for the Funds covered in this report on the pages that follow.

We thank you for your continued confidence in Delaware Investments' global and international offerings.

Sincerely,




/s/  Wayne A. Stork
---------------------------------
Wayne A. Stork
Chairman,
Delaware Investments Family of Funds





/s/  David K. Downes
----------------------------------
David K. Downes
President and Chief Executive Officer,
Delaware Investments Family of Funds


This annual report is for the information of Delaware Global Opportunities
Fund, Delaware International Small Cap Fund, Delaware Latin America Fund and Delaware New Europe Fund shareholders. The current prospectus for each Fund sets forth details about charges, expenses, investment objectives and operating policies of each Fund. You should read the prospectus carefully before you invest or send money. Summary investment results are documented in each Fund's current Statement of Additional Information.

Performance Summary

Delaware Global Opportunities Fund

Growth of a $10,000 Investment
July 22, 1997 to November 30,1999

MSCI World Index
Global Opportunities Fund Class A


                    Global Opportunities               Market
                         Fund Index                    Value
                         ----------                    -----

Jul-97                    $10,000                    $ 9,568
Aug-97                    $ 9,300                    $ 9,058
Oct-97                    $ 9,300                    $ 9,035
Nov-97                    $ 9,600                    $ 9,124

Dec-98                    $ 9,900                    $ 9,327
Jan-98                    $11,000                    $ 9,394
Mar-98                    $10,900                    $10,417
May-98                    $11,200                    $10,293
Jul-98                    $ 9,800                    $10,203
Sep-98                          -                    $ 9,237
Nov-98                    $10,700                    $10,226

Jan-99                    $12,200                    $10,286
Mar-99                    $12,400                    $10,357
May-99                    $12,400                    $10,521
Jul-99                    $12,900                    $10,838
Sep-99                    $12,800                    $10,275
Nov-99                    $13,800                    $10,509

The chart above assumes a $10,000 investment in the Fund from July 22, 1997 through November 30, 1999 and includes the impact of the maximum 5.75% front-end sales charge and the reinvestment of distributions. Performance of the Institutional Class will vary due to different charges and expenses. Past performance is not a guarantee of future results. The performance above includes the effect of expense limitations, which have been in effect since the Fund's inception. Without the limitations, performance would have been lower.

The maximum front-end sales charge for Class A shares is 5.75%. Shares may be purchased at net asset value under certain circumstances. Class A shares have a 12b-1 fee that has been waived since inception. Voluntary expense caps have been in effect. Returns would have been lower without the expense waivers.

International stocks involve greater risks than investing in U.S. stocks. Return and share value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost.

Delaware Global Opportunities Fund
Average Annual Returns Through November 30, 1999

------------------------------------------------------------------------------
                                     Lifetime                 One Year
------------------------------------------------------------------------------

Class A (Est. 7/22/97)
------------------------------------------------------------------------------
          Excluding Sales Charge     +4.72%                   +2.78%
          Including Sales Charge     +2.12%                   -3.18%
------------------------------------------------------------------------------
Institutional Class                  +4.72%                   +2.89%
------------------------------------------------------------------------------

Delaware International Small Cap Fund

Growth of a $10,000 Investment
December 19, 1997 to November 30,1999

Morgan Stanley Europe, Asia, Far East Small Cap Index
Delaware International Small Cap Fund Institutional Class


                 International Small Cap Institutional Class
                 -------------------------------------------

Dec-97                          $10,094

Jan-98                          $10,129
Mar-98                          $11,588
May-98                          $11,494
Jul-98                          $10,376
Sep-98                          $ 8,976
Nov-98                          $10,588

Jan-99                          $10,513
Mar-99                          $10,743
May-99                          $11,627
Jul-99                          $12,814
Sep-99                          $13,444
Nov-99                          $12,996

The chart above assumes a $10,000 investment in the Fund from December 19, 1997 through November 30, 1999 and reinvestment of distributions. Past performance is not a guarantee of future results. The performance above includes the effect of expense limitations, which have been in effect since the Fund's inception. Without the limitations, performance would have been lower.

International stocks involve greater risks than investing in U.S. stocks. Return and share value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost.

Delaware International Small Cap Fund
Average Annual Returns Through November 30, 1999

--------------------------------------------------------------------------------
                                           Lifetime              One Year
--------------------------------------------------------------------------------
Institutional Class (Est. 12/19/97)        14.38%                22.74%
--------------------------------------------------------------------------------

As of the date of this report, one share of Class A is outstanding. Therefore, performance for Class A can be expected to vary due to different charges and expenses.

Delaware Latin America Fund

Growth of a $10,000 Investment
December 29, 1998 to November 30,1999

MSCI Emerging Market Free Latin America Index
Delaware Latin America Fund Class A

                Latin America                Market
                  Fund Index                 Value
                -------------                ------

Dec-98             $10,000                  $ 9,379
Jan-99             $ 9,800                  $ 8,570
Mar-99             $11,200                  $10,410
May-99             $12,600                  $10,931
Jul-99             $13,600                  $10,333
Sep-99             $13,300                  $10,366
Nov-99             $14,800                  $11,807

The chart above assumes a $10,000 investment in the Fund from December 29, 1998 through November 30, 1999 and includes the impact of the maximum 5.75% front-end sales charge and reinvestment of distributions. Performance of the Institutional class will vary due to differing charges and expenses. Past performance is not a guarantee of future results. The performance above includes the effect of expense limitations, which have been in effect since the Fund's inception. Without the limitations, performance would have been lower.

The maximum front-end sales charge for Class A shares is 5.75%. Shares may be purchased at net asset value under certain circumstances. Class A shares have a 12b-1 fee that has been waived since inception. Voluntary expense caps have been in effect. Returns would have been lower without the expense waivers.

International stocks involve greater risks than investing in U.S. stocks. Return and share value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost.

Delaware Latin America Fund
Average Annual Returns Through November 30, 1999


------------------------------------- -----------------------------------
                                      Lifetime
------------------------------------- -----------------------------------
Class A (Est. 12/29/98)
------------------------------------- -----------------------------------
     Excluding Sales Charge           25.29%
     Including Sales Charge           18.07%

------------------------------------- -----------------------------------
Institutional Class                   25.29%
------------------------------------- -----------------------------------

Delaware New Europe Fund

Growth of a $10,000 Investment
December 29, 1998 to November 30,1999

MSCI Europe Index
Delaware New Europe Fund Class A


                  New Europe                 Market
                  Fund Index                 Value
                  ----------                 -----

Dec-98             $10,000                  $9,379
Jan-99             $ 9,900                  $9,047
Mar-99             $ 9,800                  $9,013
May-99             $ 9,600                  $9,091
Jul-99             $ 9,800                  $9,557
Sep-99             $ 9,900                  $9,069
Nov-99             $10,500                  $9,346


The chart above assumes a $10,000 investment in the Fund from December 29, 1998 through November 30, 1999 and includes the impact of the maximum 5.75% front-end sales charge and reinvestment of distributions. Performance of the Institutional class will vary due to differing charges and expenses. Past performance is not a guarantee of future results. The performance above includes the effect of expense limitations, which have been in effect since the Fund's inception. Without the limitations, performance would have been lower.

The maximum front-end sales charge for Class A shares is 5.75%. Shares may be purchased at net asset value under certain circumstances. Class A shares have a 12b-1 fee that has been waived since inception. Voluntary expense caps have been in effect. Returns would have been lower without the expense waivers.

International stocks involve greater risks than investing in U.S. stocks. Return and share value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost.

Delaware New Europe Fund
Average Annual Returns Through November 30, 1999


------------------------------------- -----------------------------------
                                      Lifetime
------------------------------------- -----------------------------------
Class A (Est. 12/29/98)
------------------------------------- -----------------------------------
     Excluding Sales Charge           -0.82%
     Including Sales Charge           -6.54%
------------------------------------- -----------------------------------
Institutional Class                   -0.47%
------------------------------------- -----------------------------------

DELWARE GROUP GLOBAL & INTERNATIONAL FUNDS
DELAWARE GLOBAL OPPORTUNITIES FUND
STATEMENT OF NET ASSETS
NOVEMBER 30, 1999

                                                                       Market
                                                       Number           Value
                                                     of Shares         (U.S.$)
                                                    -----------      -----------
COMMON STOCK - 98.79%
Australia - 6.45%
Amcor ...........................................     10,110          $ 43,955
CSR .............................................     19,460            46,715
Foster's Brewing Group ..........................     20,440            54,885
National Australia Bank .........................      3,320            47,988
Orica ...........................................      4,400            22,907
                                                                     ---------
                                                                       216,450
                                                                     ---------

Belgium - 1.96%
Electrabel ......................................        206            65,812
                                                                     ---------
                                                                        65,812
                                                                     ---------

France - 7.02%
Alcatel .........................................        200            38,825
Compagnie de Saint Gobain .......................        250            42,607
Societe Generale ................................        268            57,837
Total Fina Class B ..............................        722            96,182
                                                                     ---------
                                                                       235,451
                                                                     ---------

Germany - 9.86%
Bayer ...........................................      1,460            61,617
Bayerische Hypo-und Vereinsbank .................      1,760           109,332
RWE .............................................      1,180            44,981
Siemens .........................................      1,150           115,044
                                                                     ---------
                                                                       330,974
                                                                     ---------

Hong Kong - 3.19%
Hong Kong Electric ..............................      9,500            29,967
Jardine Matheson Holdings Limited ...............      6,800            30,192
Wharf Holdings ..................................     18,514            46,959
                                                                     ---------
                                                                       107,118
                                                                     ---------

Japan - 3.60%
Canon ...........................................      1,000            29,461
Eisai ...........................................      1,000            22,194
Koito Manufacturing .............................      5,000            23,569
Matsushita Electric .............................      1,000            25,385
West Japan Railway ..............................          5            20,279
                                                                     ---------
                                                                       120,888
                                                                     ---------

Malaysia - 1.05%
Sime Darby ......................................     30,000            35,368
                                                                     ---------
                                                                        35,368
                                                                     ---------

Netherlands - 4.69%
Elsevier ........................................      4,700            46,355
ING Groep .......................................        613            34,525
Royal Dutch Petroleum ...........................      1,300            76,601
                                                                     ---------
                                                                       157,481
                                                                     ---------

DELAWARE GLOBAL OPPORTUNITIES FUND
STATEMENT OF NET ASSETS (Continued)

                                                                        Market
                                                        Number          Value
                                                      of Shares        (U.S.$)
                                                    -----------      -----------
COMMON STOCK (Continued)
New Zealand - 2.86%
Carter Holt Harvey ..............................      20,160         $ 24,472
Telecom Corporation of New Zealand ..............      16,690           71,337
                                                                     ---------
                                                                        95,809
                                                                     ---------

South Africa - 1.40%
Sanlam ..........................................      23,300           27,268
Sasol ...........................................       2,600           19,717
                                                                    ----------
                                                                        46,985
                                                                    ----------

Spain - 3.44%
Iberdrola .......................................       2,420           33,776
Telefonica ......................................       3,920           81,748
                                                                    ----------
                                                                       115,524
                                                                    ----------

United Kingdom - 18.79%
Associated British Foods ........................       3,960           19,539
Bass ............................................       4,705           52,977
Blue Circle Industries ..........................      10,251           59,147
Boots ...........................................       6,000           61,225
Cable & Wireless ................................       7,880          100,637
GKN .............................................       7,140          112,199
Glaxo Wellcome ..................................       3,660          109,934
PowerGen ........................................       7,000           60,793
Taylor Woodrow ..................................      22,500           54,160
                                                                    ----------
                                                                       630,611
                                                                    ----------
United States - 34.48%
Aon .............................................       1,500           53,531
A T & T .........................................       1,200           67,050
Atlantic Richfield ..............................         600           57,825
Avon Products ...................................       1,500           54,656
Bank of America .................................         905           52,942
Baxter International ............................         900           60,806
Block (H&R) .....................................       1,200           51,600
Federal National Mortgage .......................         800           53,300
Ford Motor ......................................       1,100           55,550
GTE .............................................         800           58,400
Heinz (H.J.) ....................................       1,100           46,063
Intel ...........................................         800           61,300
International Business Machines .................         600           61,837
International Paper .............................       1,040           54,256
McGraw-Hill .....................................       1,000           56,688
Minnesota Mining & Manufacturing ................         600           57,337
Pharmacia & Upjohn ..............................       1,000           54,688
Pitney Bowes ....................................         900           43,144
Summit Bancorp ..................................       1,500           48,938
U.S. Bancorp ....................................       1,600           54,700
USX-Marathon Group ..............................       2,000           52,875
                                                                    ----------
                                                                     1,157,486
                                                                    ----------
Total Common Stock (cost $3,289,099) ............                    3,315,957
                                                                    ----------

DELAWARE GLOBAL OPPORTUNITIES FUND
STATEMENT OF NET ASSETS (Continued)

                                                                                                       Market
                                                                                    Principal           Value
                                                                                     Amount            (U.S.$)
                                                                                 ---------------   ---------------
REPURCHASE AGREEMENTS - 1.46%
With Chase Manhattan 5.64% 12/01/99
     (dated 11/30/99, collateralized by $7,000
     U.S. Treasury Notes 5.50% due 02/28/03,
     market value $7,019 and $12,000 U.S. Treasury
     Notes 7.875% due 11/15/04, market value $12,641) .........................        $ 19,200          $ 19,200
With J.P. Morgan 5.63% 12/01/99
     (dated 11/30/99, collateralized by $7,000
     U.S. Treasury Notes 6.25% due 02/15/03,
     market value $7,221 and $8,000 U.S. Treasury
     Notes 5.50% due 03/31/03, market value $8,011) ...........................          14,900            14,900
With PaineWebber 5.63% 12/01/99
     (dated 11/30/99, collateralized by $15,000
     U.S. Treasury Notes 5.50% due 01/31/03,
     market value $15,219) ....................................................          14,900            14,900
                                                                                                      ------------
Total Repurchase Agreements (cost $49,000) ....................................                            49,000
                                                                                                      ------------

TOTAL MARKET VALUE OF SECURITIES - 100.25%
  (cost $3,338,099) ...........................................................                        $3,364,957
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS - (0.25)% .....................                            (8,364)
                                                                                                      ------------
NET ASSETS APPLICABLE TO 374,714 SHARES
($0.01 PAR VALUE) OUTSTANDING - 100.00% .......................................                        $3,356,593
                                                                                                      ============

NET ASSET VALUE - DELAWARE GLOBAL OPPORTUNITIES FUND A CLASS
  ($11,761 / 1,313 shares) ....................................................                            $ 8.96
                                                                                                      ============
NET ASSET VALUE  - DELAWARE GLOBAL OPPORTUNITIES FUND INSTITUTIONAL CLASS
  ($3,344,832 / 373,401 shares) ...............................................                            $ 8.96
                                                                                                      ============

COMPONENTS OF NET ASSETS AT NOVEMBER 30, 1999:
Common stock, $0.01 par value, 200,000,000 shares
   authorized to the Fund with 100,000,000 shares
   allocated to Delaware Global Opportunities Fund A Class,
   25,000,000 shares allocated to Delaware Global
   Opportunities Fund B Class, 25,000,000 shares allocated
   to Delaware Global Opportunities Fund C Class and
   50,000,000 shares allocated to Delaware Global
   Opportunities Fund Institutional Class .....................................                        $3,186,639
Undistributed net investment income ** ........................................                            69,670
Accumulated net realized gain on investments ..................................                            73,935
Net unrealized appreciation of investments and foreign currencies .............                            26,349
                                                                                                      ------------
Total net assets ..............................................................                        $3,356,593
                                                                                                      ============



--------------------------------------------------------------------------------
 * Non-income producing security for the year ended November 30, 1999.
** Undistributed net investment income includes net realized gains (losses) on foreign currencies. Net realized gains (losses) on foreign currencies are treated as net investment income in accordance with provisions of the Internal Revenue Code.

DELAWARE GLOBAL OPPORTUNITIES FUND
STATEMENT OF NET ASSETS (Continued)

NET ASSET VALUE AND OFFERING PRICE PER SHARE -
DELAWARE GLOBAL OPPORTUNITIES FUND
Net asset value A Class (A) .............................................................    $ 8.96
Sales charge ( 5.75% of offering price or 6.14% of the amount invested per share) (B) ...      0.55
                                                                                             ------
Offering price ..........................................................................    $ 9.51
                                                                                             ======

--------------------------------------------------------------------------------
(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.
(B) See the current prospectus for purchases of $50,000 or more.

                             See accompanying notes

    DELWARE GROUP GLOBAL & INTERNATIONAL FUNDS
    DELAWARE INTERNATIONAL SMALL CAP FUND
    STATEMENT OF NET ASSETS
    NOVEMBER 30, 1999

                                                                        Market
                                                         Number         Value
                                                        of Shares      (U.S. $)
                                                       ------------   ----------
     COMMON STOCK - 95.58%
     Australia - 1.31%
     Simeon Wines ...................................    23,600        $ 51,093
                                                                      ----------
                                                                         51,093
                                                                      ----------

     Canada - 1.85%
     Laidlaw ........................................     4,800          29,175
 *   Magellan Aerospace .............................     8,000          42,920
                                                                      ----------
                                                                         72,095
                                                                      ----------

     Denmark - 1.80%
     Bang & Olufsen Holding Class B .................     2,133          70,238
                                                                      ----------
                                                                         70,238
                                                                      ----------

     Finland - 1.06%
     Huhtamaki Van Leer Oyj .........................       600          18,273
     Talentum .......................................     1,200          22,993
                                                                      ----------
                                                                         41,266
                                                                      ----------

     France - 9.85%
     Boiron .........................................       600          39,330
     Carbone Lorraine ...............................       700          25,801
     Financiere Marc de Lacharriere .................       300          33,279
     IMV Technologies ...............................     1,600          32,432
     Manitou ........................................     1,000          50,423
     Mecatherm ......................................     1,150          41,866
     Norbert Dentressangle ..........................     1,560          34,453
 *   Remy Cointreau .................................     1,810          36,506
     Royal Canin ....................................       700          47,932
     Walter .........................................       430          42,062
                                                                      ----------
                                                                        384,084
                                                                      ----------

     Germany - 8.43%
     AGIV ...........................................     2,420          45,026
 *   Babcock Borsig .................................       850          33,002
     Boewe Systec ...................................     1,870          41,525
     Cewe Color Holding .............................     2,500          56,725
     Escada .........................................       450          54,003
     FAG Kugelfischer Georg Schaefer ................     4,950          35,342
     KSB ............................................       350          34,060
     Ludwig Beck ....................................     2,242          28,940
                                                                      ----------
                                                                        328,623
                                                                      ----------

     China - 8.48%
     ASM Pacific Technology .........................    64,000         102,589
     Cafe De Coral Holdings .........................   110,000          43,196
     Chen Hsong Holdings ............................   280,000          91,027
     Hung Hing Printing Group .......................   104,000          40,840
     South China Morning Post (Holdings) ............    64,000          53,149
                                                                      ----------
                                                                        330,801
                                                                      ----------

     DELAWARE INTERNATIONAL SMALL CAP FUND
     STATEMENT OF NET ASSETS (Continued)

                                                                        Market
                                                        Number          Value
                                                        of Shares      (U.S. $)
                                                        ---------     ----------
     COMMON STOCK (Continued)
     Italy - 1.78%
     Carraro ...........................................  8,000       $ 29,285
     La Doria .......................................... 15,000         40,237
                                                                    -----------
                                                                        69,522
                                                                    -----------

     Japan - 18.02%
     Arcland Sakamoto ..................................  4,000         70,706
     Aronkasei ......................................... 15,000         58,185
     Daitec ............................................  3,000         61,573
     Getz Brothers ..................................... 10,000         54,503
     Kayaba Industry ................................... 29,000         61,799
     Miyachi Technos ...................................  5,000         61,868
     Nagawa ............................................  8,000         72,277
     Takara Printing ...................................  6,000        126,093
     Ube-Nitto Kasei ................................... 14,000         65,442
     Zuiko .............................................  3,000         70,117
                                                                    -----------
                                                                       702,563
                                                                    -----------

     Malaysia - 1.47%
     Kumpulan Guthrie .................................. 54,000         28,989
 *   Leader Universal Holdings ......................... 93,000         28,390
                                                                    ----------
                                                                       57,379
                                                                    ----------

     Netherlands - 7.17%
     Draka Holding .....................................  1,000         38,724
     Endemol Entertainment .............................  1,300         56,569
     ICT Automatisering ................................  1,500         46,137
     Koninklijke Ahrend ................................  2,000         21,177
     Stork .............................................  2,100         29,331
     Unique International ..............................  1,500         34,716
     Van Melle .........................................  1,000         53,145
                                                                    -----------
                                                                       279,799
                                                                    -----------

     New Zealand - 0.98%
     The Warehouse Group ...............................  9,600         38,193
                                                                    -----------
                                                                        38,193
                                                                    -----------

     Norway - 1.56%
 *   Nera .............................................. 19,400         60,658
                                                                    -----------
                                                                        60,658
                                                                    -----------

     Singapore - 3.25%
     Asia Pacific Breweries ............................ 13,000         33,718
     Courts (Singapore) Limited ........................ 65,000         31,321
     DBS Land ..........................................  7,000         13,658
     Overseas Union Bank ............................... 10,392         48,221
                                                                    -----------
                                                                       126,918
                                                                    -----------

     Spain - 0.76%
     Portland Valderrivas ..............................  1,200         29,564
                                                                    -----------
                                                                        29,564
                                                                    -----------

     DELAWARE INTERNATIONAL SMALL CAP FUND
     STATEMENT OF NET ASSETS (Continued)

                                                                                                                         Market
                                                                                                      Number             Value
                                                                                                     of Shares          (U.S. $)
                                                                                                    -----------        ---------
     COMMON STOCK (Continued)
     Sweden - 3.33%
     Celsius AB ..............................................................................        4,500             $ 92,058
     IRO .....................................................................................        3,700               37,846
                                                                                                                      -----------
                                                                                                                         129,904
                                                                                                                      -----------

     Switzerland - 2.52%
     Lindt & Spruengli  Class B ..............................................................            4               98,187
                                                                                                                      -----------
                                                                                                                          98,187
                                                                                                                      -----------

     Taiwan - 0.08%
     Yageo GDR ...............................................................................          616                2,926
                                                                                                                      -----------
                                                                                                                           2,926
                                                                                                                      -----------

     United Kingdom - 21.88%
     Arriva ..................................................................................       10,580               51,950
     Body Shop International .................................................................       30,000               64,056
     Bovis Homes Group .......................................................................       10,700               50,742
     Bradstock Group .........................................................................       66,800               30,449
     Bristol Water Holdings ..................................................................        2,550               52,816
     Dairy Crest Group .......................................................................       11,000               39,673
     Fuller Smith & Turner ...................................................................        6,100               60,733
     Glynwed International ...................................................................       14,400               50,784
     Harvey Nichols ..........................................................................       15,800               52,184
     Hewden Stuart ...........................................................................       27,000               50,309
     IMI .....................................................................................       13,400               55,080
     Laird Group .............................................................................       11,800               46,899
     Northern Foods ..........................................................................       27,000               44,048
     Persimmon ...............................................................................       14,100               56,266
     Rexam ...................................................................................       11,600               46,104
     TT Group ................................................................................       24,200               45,285
     Wilshaw .................................................................................       70,800               56,053
                                                                                                                      -----------
                                                                                                                         853,431
                                                                                                                      -----------
     Total Common Stock (cost $3,595,660) ....................................................                         3,727,244
                                                                                                                      -----------

                                                                                                  Principal
                                                                                                   Amount
                                                                                                 -----------
     REPURCHASE AGREEMENTS - 4.95%
     With Chase Manhattan 5.64% 12/01/99
          (dated 11/30/99, collateralized by $28,000
          U.S. Treasury Notes 5.50% due 02/28/03,
          market value $27,644 and $46,000 U.S. Treasury
          Notes 7.875% due 11/15/04, market value $49,790) ...................................      $75,500               75,500
     With J.P. Morgan 5.63% 12/01/99
          (dated 11/30/99, collateralized by $28,000
          U.S. Treasury Notes 6.25% due 02/15/03,
          market value $28,441 and $32,000 U.S. Treasury
          Notes 5.50% due 03/31/03, market value $31,554) ....................................       58,800               58,800
     With PaineWebber 5.63% 12/01/99
          (dated 11/30/99, collateralized by $60,000
          U.S. Treasury Notes  5.50% due 01/31/03,
          market value $59,943) ..............................................................       58,700               58,700
                                                                                                                      -----------
     Total Repurchase Agreements (cost $193,000) .............................................                           193,000
                                                                                                                      -----------

     DELAWARE INTERNATIONAL SMALL CAP FUND
     STATEMENT OF NET ASSETS (Continued)

     TOTAL MARKET VALUE OF SECURITIES - 100.53%
     (cost $3,788,660) .......................................................................                       $ 3,920,244
     LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS - (0.53%) ...............................                           (20,489)
                                                                                                                     ------------
     NET ASSETS APPLICABLE TO 363,348 SHARES
     ($0.01 PAR VALUE) OUTSTANDING - 100.00% .................................................                       $ 3,899,755
                                                                                                                     ============

     NET ASSETS VALUE- DELAWARE INTERNATIONAL SMALL CAP FUND A CLASS
     ($10.73 / 1 share) ......................................................................                           $ 10.73
                                                                                                                     ============
     NET ASSETS VALUE- DELAWARE INTERNATIONAL SMALL CAP FUND INSTITUTIONAL CLASS
     ($3,899,744 / 363,347 shares) ...........................................................                           $ 10.73
                                                                                                                     ============

     COMPONENTS OF NET ASSETS AT NOVEMBER 30, 1999:
     Common stock, $0.01 par value, 150,000,000 shares
        authorized to the Fund with 50,000,000 shares
        allocated to Delaware International Small Cap Fund A Class,
        25,000,000 shares allocated to Delaware International Small
        Cap Fund B Class, 25,000,000 shares allocated to Delaware
        International Small Cap Fund C Class and 50,000,000
        shares allocated to Delaware International Small Cap
        Fund Institutional Class .............................................................                       $ 3,089,853
     Undistributed net investment income** ...................................................                            49,003
     Accumulated net realized gain on investments ............................................                           629,501
     Net unrealized appreciation of investments and foreign currencies .......................                           131,398
                                                                                                                     ------------
     Total net assets ........................................................................                       $ 3,899,755
                                                                                                                     ============

------------
  *  Non-income producing security for the year ended November 30, 1999.
 **  Undistributed net investment income includes net realized gains (losses) on foreign currencies. Net realized gains (losses) on foreign currencies are treated as net investment income in accordance with provisions of the
     Internal Revenue Code.

     GDR - Global Depository Receipt

     NET ASSET VALUE AND OFFERING PRICE PER SHARE -
     DELAWARE INTERNATIONAL SMALL CAP FUND
     Net asset value A Class (A) .............................................................                           $ 10.73
     Sales charge (5.75% of offering price or 6.06% of the amount invested
          per share)(B) ......................................................................                              0.65
                                                                                                                     ------------
     Offering price ..........................................................................                           $ 11.38
                                                                                                                     ============

---------------------
     (A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.
     (B) See the current prospectus for purchases of $50,000 or more.

                             See accompanying notes

 DELWARE GROUP GLOBAL & INTERNATIONAL FUNDS
 DELAWARE LATIN AMERICA FUND
 STATEMENT OF NET ASSETS
 NOVEMBER 30, 1999

                                                                                                          Market
                                                                                      Number of            Value
                                                                                       Shares             (U.S. $)
                                                                                  -------------------------------------
 COMMON STOCK - 79.49%
 Argentina - 6.81%
 Central Puerto Class B ........................................................            21,300             $36,855
 Central Costanera ADR .........................................................             2,100              49,357
 S.A. Importadora y Exportadora de la Patagonia ................................             6,700              62,319
 Sociedad Comercial del Plata ..................................................            74,600              23,801
 Transportadora de Gas del Sur  Class B ........................................            24,700              41,008
                                                                                                     ------------------
                                                                                                               213,340
                                                                                                     ------------------

 Brazil - 32.34%
 Aracruz Celulose ADR ..........................................................             6,700             136,513
 Centrais Electricas  GDR ......................................................             2,200              90,473
 Companhia Energetica de Minas Gerais ADR ......................................             5,000              92,920
 Companhia Paranaense de Energia Copel ADR .....................................            14,300             109,931
 Rossi Residential GDR .........................................................            32,600              39,880
 Telecomunicacoes Brasileiras ADR ..............................................             1,300                  26
 Telecomunicacoes de Minas Gerais ..............................................         2,600,000              79,771
 Telecomunicacoes do Parana ....................................................           400,000              99,220
 Unibanco GDR ..................................................................             6,800             160,225
 Usinas Siderurgicas de Minas Gerais ADR .......................................            48,300             204,666
                                                                                                     ------------------
                                                                                                             1,013,625
                                                                                                     ------------------

 Canada - 2.86%
*Bell Canada International .....................................................             5,100              89,531
                                                                                                     ------------------
                                                                                                                89,531
                                                                                                     ------------------

 Chile - 8.22%
*A.F.P. Provida  ADR ...........................................................             5,300             108,981
 Cia de Telecom Chile  ADR .....................................................             3,500              64,313
 Quinenco ADR ..................................................................             9,500              84,313
                                                                                                     ------------------
                                                                                                               257,607
                                                                                                     ------------------

 Luxembourg - 1.93%
 Quilmes Industrial ADR ........................................................             5,200              60,450
                                                                                                     -----------------
                                                                                                                60,450
                                                                                                     ------------------

 Mexico - 23.72%
*Acer Computec Latino America ..................................................           108,500              35,802
 Alfa Class A ..................................................................            18,700              80,554
 Cemex Class B .................................................................            29,000             141,538
 Grupo Financiero Banorte ......................................................            57,700              82,035
 Grupo Industrial Maseca Class B ...............................................            61,200              29,025
 Grupo Industrial Saltillo .....................................................            19,000              59,873
*Grupo Minsa C Shares ..........................................................           125,000              61,273
 Nacional De Drogas ............................................................            66,000              73,528
 Tubos de Acero de Mexico ......................................................             7,500              94,297
 Vitro ADR .....................................................................            16,700              85,588
                                                                                                     ------------------
                                                                                                               743,513
                                                                                                     ------------------

DELAWARE LATIN AMERICA FUND
STATEMENT OF NET ASSETS (Continued)

                                                                                                          Market
                                                                                      Number of            Value
                                                                                       Shares             (U.S. $)
                                                                                  -------------------------------------
COMMON STOCK (Continued)
Peru - 3.60%
Creditcorp .....................................................................             5,900              63,794
Telefonica del Peru ADR ........................................................             3,800              49,163
                                                                                                     ------------------
                                                                                                               112,957
                                                                                                     ------------------
Total Common Stock (cost $2,072,905) ...........................................                             2,491,023
                                                                                                     ------------------

PREFERRED STOCK - 7.28%
Brazil - 7.28%
Gerdau Metalurgica .............................................................         2,900,000             110,088
Telecomunicacoes Brasileiras ADR Preferred .....................................             1,300             117,975
                                                                                                     ------------------
                                                                                                               228,063
                                                                                                     ------------------
Total Preferred Stock (cost $172,850) ..........................................                               228,063
                                                                                                     ------------------

                                                                                      Principal
                                                                                       Amount
                                                                                  -----------------
REPURCHASE AGREEMENTS - 14.07%
With Chase Manhattan 5.64% 12/01/99
     (dated 11/30/99, collateralized by $63,000
     U.S. Treasury Notes 5.50% due 02/28/03,
     market value $63,167 and $106,000 U.S. Treasury
     Notes 7.875% due 11/15/04, market value $113,769) .........................          $173,000             173,000
With J.P. Morgan Securities 5.63% 12/01/99
     (dated 11/30/99, collateralized by $73,000
     U.S. Treasury Notes 5.50% due 03/31/03,
     market value $72,101 and $64,000 U.S. Treasury
     Notes 6.25% due 02/15/03, market value $64,987) ...........................           134,000             134,000
With PaineWebber 5.63% 12/01/99
     (dated 11/30/99, collateralized by $137,000
     U.S.Treasury Notes 5.50% due 01/31/03, market
     value $136,969) ...........................................................           134,000             134,000
                                                                                                     ------------------
Total Repurchase Agreements (cost $441,000) ....................................                               441,000
                                                                                                     ------------------

TOTAL MARKET VALUE OF SECURITIES - 100.84%
(cost $2,686,755) ..............................................................                            $3,160,086
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS - (0.84%) ......................                               (26,183)
                                                                                                     ------------------
NET ASSETS APPLICABLE TO 294,227 SHARES ($0.01 par value)
OUTSTANDING - 100.00% ..........................................................                            $3,133,903
                                                                                                     ==================

NET ASSET VALUE - DELAWARE LATIN AMERICA FUND A CLASS
  ($1,153.60 / 108.3 shares) ...................................................                               $ 10.65
                                                                                                     ==================
NET ASSET VALUE  - DELAWARE LATIN AMERICA FUND INSTITUTIONAL CLASS
  ($3,132,749 / 294,119 shares) ................................................                               $ 10.65
                                                                                                     ==================

  DELAWARE LATIN AMERICA FUND
  STATEMENT OF NET ASSETS (Continued)

  COMPONENTS OF NET ASSETS AT NOVEMBER 30, 1999:
  Common stock, $0.01 par value, 150,000,000 shares
     authorized to the Fund with 50,000,000 shares
     allocated to Delaware Latin America Fund A Class,
     25,000,000 shares allocated to Delaware Latin America
     Fund B Class, 25,000,000 shares allocated
     to Delaware Latin America Fund C Class and
     50,000,000 shares allocated to Delaware
    Latin America Fund Institutional Class ...........................................................            $2,501,149
  Undistributed net investment income** ..............................................................                60,098
  Accumulated net realized gain on investments .......................................................                99,500
  Net unrealized appreciation on investments and foreign currencies ..................................               473,156
                                                                                                           ------------------
  Total net assets ...................................................................................            $3,133,903
                                                                                                           ==================

  ------------------------------------------------------------------------------
* Non-income producing security for the period ended November 30, 1999. **Undistributed net investment income includes net realized gains (losses) on foreign currencies. Net realized gains (losses) on foreign currencies are treated as net investment income in accordance with provisions of the Internal Revenue Code.

  ADR - American Depository Receipt
  GDR - Global Depository Receipt

  NET ASSET VALUE AND OFFERING PRICE PER SHARE -
  DELAWARE LATIN AMERICA FUND
  Net asset value A Class (A) ........................................................................               $ 10.65
  Sales charge (5.75% of offering price or 6.10% of the amount invested
       per share)(B) .................................................................................                  0.65
                                                                                                           ------------------
  Offering price .....................................................................................               $ 11.30
                                                                                                           ==================

  ------------------------------------------------------------------------------
  (A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.
  (B) See the current prospectus for purchases of $50,000 or more.

                             See accompanying notes

DELWARE GROUP GLOBAL & INTERNATIONAL FUNDS
DELAWARE NEW EUROPE FUND
STATEMENT OF NET ASSETS
NOVEMBER 30, 1999
                                                                 Market
                                             Number              Value
                                            of Shares           (U.S. $)
                                           ------------        ----------
 COMMON STOCK - 98.41%
 Belgium - 1.93%
 Electrabel ..............................         150            $47,922
                                                                 --------
                                                                   47,922
                                                                 --------
 Croatia - 1.71%
 Pliva d.d. GDR ..........................       3,500             42,525
                                                                 --------
                                                                   42,525
                                                                 --------
 Czech Republic - 2.92%
*Ceske Radiokomunikace GDR ...............       1,200             36,420
*SPT Telecom GDR .........................       2,500             36,250
                                                                 --------
                                                                   72,670
                                                                 --------
 France - 14.86%
 Alcatel .................................         570            110,652
 Compagnie de Saint Gobain ...............         510             86,918
 Societe Generale ........................         340             73,375
 Total Fina Class B ......................         741             98,713
                                                                 --------
                                                                  369,658
                                                                 --------
 Germany - 12.02%
 Bayer ...................................       1,730             73,012
 Bayerische Hypo-und Vereinsbank .........       1,290             80,136
 RWE .....................................       1,280             48,793
 Siemens .................................         970             97,037
                                                                 --------
                                                                  298,978
                                                                 --------
 Hungary - 5.61%
 Demasz GDR ..............................       2,300             33,925
 Magyar Tavkozlesi ADR ...................       2,000             60,375
 MOL Magyar Olaj-es Gazipari GDR .........       2,340             45,162
                                                                 --------
                                                                  139,462
                                                                 --------
 Italy - 3.07%
*Enel ....................................       4,927             21,812
 ENI .....................................       9,950             54,586
                                                                 --------
                                                                   76,398
                                                                 --------
 Netherlands - 7.01%
 Elsevier ................................       5,030             49,609
 ING Groep ...............................         572             32,216
 Royal Dutch Petroleum ...................       1,570             92,510
                                                                 --------
                                                                  174,335
                                                                 --------
 Poland - 1.00%
 Prokom Software GDR .....................       2,000             24,800
                                                                 --------
                                                                   24,800
                                                                 --------
 Portugal - 3.03%
 Portugal Telecom ........................       7,820             75,312
                                                                 --------
                                                                   75,312
                                                                 --------
 Spain - 10.28%
 Banco Santander Central Hispanoamericano        7,308             80,404
 Iberdrola ...............................       5,250             73,274
*Telefonica ..............................       4,899            102,169
                                                                 --------
                                                                  255,847
                                                                 --------
 Sweden - 2.96%
 Svenska Cellulosa ......................        2,654             73,796
                                                                 --------
                                                                   73,796

DELAWARE NEW EUROPE FUND
STATEMENT OF NET ASSETS (Continued)

                                                                                                          Market
                                                                                      Number               Value
                                                                                    of Shares            (U.S. $)
                                                                                ------------------   -----------------
COMMON STOCK (Continued)
Switzerland - 1.75%
Novartis ......................................................................                28            $ 43,688
                                                                                                           -----------
                                                                                                               43,688
                                                                                                           -----------
United Kingdom - 30.26%
Associated British Foods ......................................................             6,864              33,868
Bass ..........................................................................             5,900              66,433
BG ............................................................................            11,500              60,697
Blue Circle Industries ........................................................             9,400              54,237
Boots .........................................................................             4,300              43,878
British Airways ...............................................................            11,000              65,975
Cable & Wireless ..............................................................             6,000              76,627
GKN ...........................................................................             3,100              48,714
Glaxo Wellcome ................................................................             1,800              54,066
Great Universal Stores ........................................................             4,998              33,734
PowerGen ......................................................................             7,000              60,793
Rio Tinto .....................................................................             6,130             120,495
Unigate .......................................................................             6,900              33,190
                                                                                                           -----------
                                                                                                              752,707
                                                                                                           -----------

Total Common Stock (cost $2,547,024) ..........................................                             2,448,098
                                                                                                           -----------

                                                                                    Principal
                                                                                      Amount
                                                                                ------------------
REPURCHASE AGREEMENTS - 2.49%
With Chase Manhattan 5.64% 12/01/99 (dated 11/30/99,
   collateralized by $8,900 U.S. Treasury Notes 5.50%
   due 02/28/03, market value $8,881 and
   $14,900 U.S. Treasury Notes 7.875% due 11/15/04,
   market value $15,995) ......................................................           $24,300              24,300
With J.P. Morgan Securities 5.63% 12/01/99 (dated 11/30/99, collateralized by $10,200 U.S. Treasury Notes 5.50% due 03/31/03, market
   value $10,137 and $8,900 U.S. Treasury Notes 6.25% due
   02/15/03, market value $9,137) .............................................            18,900              18,900
With PaineWebber 5.63% 12/01/99 (dated 11/30/99,
   collateralized by $19,200 U.S. Treasury Notes 5.50%
   due 01/31/03, market value $19,256) ........................................            18,800              18,800
                                                                                                          ------------
Total Repurchase Agreements (cost $62,000) ....................................                                62,000
                                                                                                          ------------


TOTAL MARKET VALUE OF SECURITIES - 100.90%
(cost $2,609,024) .............................................................                            $2,510,098
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS - (0.90%) .....................                               (22,486)
                                                                                                          ------------
NET ASSETS APPLICABLE TO 294,143 SHARES
($0.01 PAR VALUE) OUTSTANDING - 100.00% .......................................                            $2,487,612
                                                                                                          ============

NET ASSET VALUE - DELAWARE NEW EUROPE FUND A CLASS
   ($202.56 / 24.04 shares) ...................................................                                 $8.43
                                                                                                          ============
NET ASSET VALUE - DELAWARE NEW EUROPE FUND INSTITUTIONAL CLASS
   ($2,487,409 / 294,119 shares) ..............................................                                 $8.46
                                                                                                          ============

DELAWARE NEW EUROPE FUND
STATEMENT OF NET ASSETS (Continued)

COMPONENTS OF NET ASSETS AT NOVEMBER 30, 1999:
Common stock, $0.01 par value, 150,000,000 shares
   authorized to the Fund with 50,000,000 shares
   allocated to Delaware New Europe Fund A Class,
   25,000,000 shares allocated to Delaware New Europe
   Fund B Class, 25,000,000 shares allocated
   to Delaware New Europe Fund C Class and
   50,000,000 shares allocated to Delaware New
   Europe Fund Institutional Class ......................................         $2,500,163
Undistributed net investment income ** ..................................             49,156
Accumulated net realized gain on investments ............................             37,418
Net unrealized depreciation of investments and foreign currencies .......            (99,125)
                                                                                 ------------
Total net assets ........................................................         $2,487,612
                                                                                 ============

--------------------------------------------------------------------------------
*    Non-income producing security for the period ended November 30, 1999.
** Undistributed net investment income includes net realized gains (losses) on foreign currencies. Net realized gains (losses) on foreign currencies are treated as net investment income in accordance with provisions of the Internal Revenue Code.

     ADR - American Depository Receipt
     GDR - Global Depository Receipt

NET ASSET VALUE AND OFFERING PRICE PER SHARE -
DELAWARE NEW EUROPE FUND
Net asset value A Class (A)                                                            $8.43
Sales charge (5.75% of offering price or 6.05% of the amount invested per share) (B)   0.51
                                                                                      -----
Offering price                                                                        $8.94
                                                                                      =====

--------------------------------------------------------------------------------
(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.
(B) See the current prospectus for purchases of $50,000 or more.

DELAWARE GROUP GLOBAL & INTERNATIONAL FUNDS
STATEMENTS OF OPERATIONS

                                                                                        Delaware          Delaware       Delaware
                                                                    Delaware          International    Latin America    New Europe
                                                              Global Opportunities      Small Cap           Fund           Fund
                                                                      Fund                Fund            12/29/98*       12/29/98*
                                                                   Year Ended           Year Ended            to             to
                                                                   11/30/1999           11/30/1999        11/30/1999     11/30/1999
                                                              --------------------    -------------     -------------   -----------
INVESTMENT INCOME:
Interest .....................................................     $ 4,501              $ 11,051           $ 20,747        $ 5,554
Dividends ....................................................      94,743               102,866             74,813         66,221
Foreign tax withheld .........................................      (6,778)               (8,339)            (4,095)        (6,963)
                                                                   -------              --------           --------       --------
                                                                    92,466               105,578             91,465         64,812
                                                                   -------              --------           --------       --------
EXPENSES:
Management fees ..............................................      28,138                44,574             31,635         28,241
Custodian fees ...............................................       1,400                 2,350                288          1,000
Registration fees ............................................       1,478                   300                313          2,764
Professional fees ............................................       2,355                 1,337              4,924          4,096
Accounting and administration ................................       1,593                 1,413              1,004          1,430
Reports and statements to shareholders .......................       2,567                 2,757                843          3,379
Dividend disbursing and transfer agent fees and expenses .....       2,387                 1,412              1,053          2,590
Trustees' fees ...............................................       1,105                   602                353            460
Taxes (other than taxes on income) ...........................       1,100                   189                 99          1,248
Distribution expense .........................................          40                     -                  2              1
Other ........................................................       1,598                 1,170                652          1,080
                                                                   -------              --------           --------       --------
                                                                    43,761                56,104             41,166         46,289
Less expenses absorbed or waived .............................     (16,582)              (11,264)            (9,481)       (17,792)
Less expenses paid indirectly ................................        (138)                  (82)               (72)          (377)
                                                                   -------              --------           --------       --------
Total expenses ...............................................      27,041                44,758             31,613         28,120
                                                                   -------              --------           --------       --------

NET INVESTMENT INCOME ........................................      65,425                60,820             59,852         36,692
                                                                   -------              --------           --------       --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
   Investments ...............................................      73,891               629,358             99,500         37,418
   Foreign currencies ........................................      13,982               (10,773)               246         12,464
                                                                   -------              --------           --------       --------
Net realized gain                                                   87,873               618,585             99,746         49,882
Net change in unrealized appreciation /
 depreciation of investments and foreign currencies ..........     (61,130)               45,562            473,156        (99,125)
                                                                   -------              --------           --------       --------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS AND FOREIGN CURRENCIES .....................      26,743               664,147            572,902        (49,243)
                                                                   -------              --------           --------       --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS ...........................................     $92,168              $724,967           $632,754       $(12,551)
                                                                   =======              ========           ========       ========

*Date of commencement of operations.

                             See accompanying notes

DELAWARE GROUP GLOBAL & INTERNATIONAL FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

                                                                          Delaware Global                Delaware International
                                                                         Opportunities Fund                  Small Cap Fund
                                                                                                                        12/19/97*
                                                                             Year ended                 Year ended          to
                                                                      11/30/1999     11/30/1998         11/30/1999      11/30/1998
                                                                      -------------------------         --------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income ............................................     $   65,425    $   75,359         $   60,820       $   66,625
Net realized gain on investments and foreign currencies ..........         87,873        67,582            618,585           22,475
Net change in unrealized appreciation / depreciation of
  investments and foreign currencies .............................        (61,130)      207,851             45,562           85,836
                                                                       ----------    ----------         ----------       ----------
Net increase (decrease) in net assets resulting from operations ..         92,168       350,792            724,967          174,936
                                                                       ----------    ----------         ----------       ----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
    A Class ......................................................           (300)          (57)                 -                -
    Institutional Class ..........................................        (76,912)      (38,823)           (63,530)               -

Net realized gain on investments:
    A Class ......................................................           (233)            -                  -                -
    Institutional Class ..........................................        (59,741)            -            (26,471)               -
                                                                       ----------    ----------         ----------       ----------
                                                                         (137,186)      (38,880)           (90,001)               -
                                                                       ----------    ----------         ----------       ----------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
    A Class ......................................................            390         7,781                  -            5,661
    Institutional Class ..........................................            299             -                  -        3,000,009
Net asset value of shares issued upon reinvestment
  of distributions from net investment income and net
  realized gain on investments:
    A Class ......................................................            398            57                  -                -
    Institutional Class ..........................................        136,653        38,823             90,001                -
                                                                       ----------    ----------         ----------       ----------
                                                                          137,740        46,661             90,001        3,005,670
                                                                       ----------    ----------         ----------       ----------
Cost of shares repurchased:
   A Class .......................................................         (1,563)       (2,516)                 -           (5,818)
   Institutional Class ...........................................              -             -                  -                -
                                                                       ----------    ----------         ----------       ----------
                                                                           (1,563)       (2,516)                 -           (5,818)
                                                                       ----------    ----------         ----------       ----------
Increase in net assets derived from capital
   share transactions ............................................        136,177        44,145             90,001        2,999,852
                                                                       ----------    ----------         ----------       ----------
NET INCREASE IN NET ASSETS .......................................         91,159       356,057            724,967        3,174,788
NET ASSETS:
Beginning of period ..............................................      3,265,434     2,909,377          3,174,788                -
                                                                       ----------    ----------         ----------       ----------
End of period ....................................................     $3,356,593    $3,265,434         $3,899,755       $3,174,788
                                                                       ==========    ==========         ==========       ==========

STUB

                                                                      Delaware Latin America Fund      Delaware New Europe Fund
                                                                              12/29/98*                        12/29/98*
                                                                                  To                               To
                                                                              11/30/1999                       11/30/1999
                                                                      ---------------------------      -------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income ..............................................          $   59,852                       $   36,692
Net realized gain on investments and foreign currencies ............              99,746                           49,882
Net change in unrealized appreciation / depreciation of
  investments and foreign currencies ...............................             473,156                          (99,125)
                                                                              ----------                       ----------
Net increase (decrease) in net assets resulting from operations ....             632,754                          (12,551)
                                                                              ----------                       ----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
    A Class ........................................................                   -                                -
    Institutional Class ............................................                   -                                -

Net realized gain on investments:
    A Class ........................................................                   -                                -
    Institutional Class ............................................                   -                                -
                                                                              ----------                       ----------
                                                                                       -                                -
                                                                              ----------                       ----------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
    A Class ........................................................               2,421                            2,275
    Institutional Class ............................................           2,500,008                        2,501,683
Net asset value of shares issued upon reinvestment
  of distributions from net investment income and net
  realized gain on investments:
    A Class ........................................................                   -                                -
    Institutional Class ............................................                   -                                -
                                                                              ----------                       ----------
                                                                               2,502,429                        2,503,958
                                                                              ----------                       ----------
Cost of shares repurchased:
   A Class .........................................................              (1,280)                          (2,139)
   Institutional Class .............................................                   -                           (1,656)
                                                                              ----------                       ----------
                                                                                  (1,280)                          (3,795)
                                                                              ----------                       ----------
Increase in net assets derived from capital
   share transactions ..............................................           2,501,149                        2,500,163
                                                                              ----------                       ----------
NET INCREASE IN NET ASSETS .........................................           3,133,903                        2,487,612
NET ASSETS:
Beginning of period ................................................                   -                                -
                                                                              ----------                       ----------
End of period ......................................................          $3,133,903                       $2,487,612
                                                                              ==========                       ==========

_______________
*Date of commencement of operations.

                             See accompanying notes

DELAWARE GROUP GLOBAL & INTERNATIONAL FUNDS
FINANCIAL HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                  Delaware Global Opportunities Fund
                                                                                A Class                       Institutional Class
                                                                  -------------------------------------    ------------------------
                                                                                            7/22/97 (1)
                                                                         Year Ended             To                 Year Ended
                                                                  11/30/1999   11/30/1998    11/30/97      11/30/1999  11/30/1998
                                                                  ----------   ----------    --------      ----------  ----------
Net asset value, beginning of period ...........................   $9.100        $8.230        $8.500       $9.090        $8.230

Income (loss) from investment operations:
   Net investment income (2) ...................................    0.175         0.210         0.056        0.175         0.210
   Net realized and unrealized gain (loss) on investments
     and foreign currencies ....................................    0.067         0.770        (0.326)       0.077         0.760
                                                                   ------        ------        ------       ------        ------
   Total  from investment operations ...........................    0.242         0.980        (0.270)       0.252         0.970
                                                                   ------        ------        ------       ------        ------

Less dividends and distributions:
   Dividends from net investment income ........................   (0.215)       (0.110)            -       (0.215)       (0.110)
   Distributions from net realized gain on investments .........   (0.167)            -             -       (0.167)            -
                                                                   ------        ------        ------       ------        ------
   Total dividends .............................................   (0.382)       (0.110)            -       (0.382)       (0.110)
                                                                   ------        ------        ------       ------        ------

Net asset value, end of period .................................   $8.960        $9.100        $8.230       $8.960        $9.090
                                                                   ======        ======        ======       ======        ======

Total return (3) ...............................................    2.78%        12.07%        (3.18%)       2.89%        11.95%

Ratios and supplemental data:
    Net assets, end of period (000 omitted) ....................      $12           $13            $6       $3,345        $3,253
    Ratio of expenses to average net assets ....................    0.80%         0.80%         0.80%        0.80%         0.80%
    Ratio of expenses to average net assets prior to expense
     limitation and expenses paid indirectly ...................    1.59%         1.55%         2.16%        1.29%         1.25%
    Ratio of net investment income to average net assets .......    1.94%         2.40%         1.86%        1.94%         2.40%
    Ratio of net investment income to average net assets prior
     to expense limitation and expenses paid indirectly ........    1.15%         1.65%         0.50%        1.45%         1.95%
    Portfolio turnover .........................................      27%           50%           25%          27%           50%

[RESTUBBED TABLE]

                                                                  Institutional  Delaware International Small Cap Fund (4)
                                                                     Class              Institutional Class
                                                                  ------------   ---------------------------------
                                                                    7/22/97 (1)       Year            12/19/97 (1)
                                                                        To            Ended               To
                                                                    11/30/97      11/30/1999         11/30/1998
                                                                    --------      ----------         ----------
Net asset value, beginning of period ...........................      $8.500         $9.000             $8.500

Income (loss) from investment operations:
   Net investment income (2) ...................................       0.056          0.168              0.191
   Net realized and unrealized gain (loss) on investments
     and foreign currencies ....................................      (0.326)         1.817              0.309
                                                                      ------         ------             ------
   Total  from investment operations ...........................      (0.270)         1.985              0.500
                                                                      ------         ------             ------

Less dividends and distributions:
   Dividends from net investment income ........................           -         (0.180)               -
   Distributions from net realized gain on investments .........           -         (0.075)               -
                                                                      ------         ------             ------
   Total dividends .............................................           -         (0.255)               -
                                                                      ------         ------             ------

Net asset value, end of period .................................      $8.230         $10.730            $9.000
                                                                      ======         =======            ======

Total return (3) ...............................................      (3.18%)        22.74%              5.88%

Ratios and supplemental data:
    Net assets, end of period (000 omitted) ....................      $2,903         $3,900             $3,175
    Ratio of expenses to average net assets ....................       0.80%          1.25%              1.25%
    Ratio of expenses to average net assets prior to expense
     limitation and expenses paid indirectly ...................       1.86%          1.57%              2.05%
    Ratio of net investment income to average net assets .......       1.86%          1.71%              2.25%
    Ratio of net investment income to average net assets prior
     to expense limitation and expenses paid indirectly ........       0.80%          1.39%              1.45%
    Portfolio turnover .........................................         25%            96%                 4%

------------
(1) Date of commencement of operations; ratios have been annualized and total return has not been annualized.
(2) Per share information was based on the average shares outstanding method.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.
(4) Shares of the Delaware International Small Cap Fund A Class were initially offered on December 19, 1997. Between January 16, 1998 and July 15, 1998, the A Class sold shares which were subsequently repurchased, leaving a balance of one share, representing the initial seed purchase, as of November 30, 1999. This shareholder data is not being disclosed because the data is not believed to be meaningful.

                             See accompanying notes

DELAWARE GROUP GLOBAL & INTERNATIONAL FUNDS
FINANCIAL HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                         Delaware Latin America Fund
                                                                      A Class         Institutional Class
                                                                    ------------      -------------------
                                                                    12/29/98 (1)         12/29/98 (1)
                                                                         To                   To
                                                                     11/30/1999           11/30/1999
                                                                    ------------         -----------
Net asset value, beginning of period .............................      $8.500             $8.500
Income (loss) from investment operations:
   Net investment income (2) .....................................       0.204              0.204
   Net realized and unrealized gain (loss) on investments and
      foreign currencies .........................................       1.946              1.946
                                                                       -------            -------
   Total  from investment operations .............................       2.150              2.150
                                                                       -------            -------
Less dividends and distributions:
   Dividends from net investment income ..........................           -                  -
   Distributions from net realized gain on investments ...........           -                  -
                                                                       -------            -------
   Total dividends ...............................................           -                  -
                                                                       -------            -------
Net asset value, end of period ...................................     $10.650            $10.650
                                                                       =======            =======
Total return (3) .................................................      25.29%             25.29%
Ratios and supplemental data:
    Net assets, end of period (000 omitted) ......................          $1             $3,133
    Ratio of expenses to average net assets ......................       1.25%              1.25%
    Ratio of expenses to average net assets prior to expense
     limitation and expenses paid indirectly .....................       1.92%              1.62%
    Ratio of net investment income to average net assets .........       2.36%              2.36%
    Ratio of net investment income to average net assets prior
     to expense limitation and expenses paid indirectly ..........       1.69%              1.99%
    Portfolio turnover ...........................................         10%                10%

[RESTUBBED TABLE]


                                                                            Delaware New Europe Fund
                                                                         A Class       Institutional Class
                                                                       -----------     -------------------
                                                                       12/29/98 (1)        12/29/98 (1)
                                                                            To                 To
                                                                       11/30/1999           11/30/1999
                                                                       ------------        ------------
Net asset value, beginning of period .............................        $8.500              $8.500
Income (loss) from investment operations:
   Net investment income (2) .....................................         0.125               0.125
   Net realized and unrealized gain (loss) on investments and
      foreign currencies .........................................        (0.195)             (0.165)
                                                                         -------             -------
   Total  from investment operations .............................        (0.070)             (0.040)
                                                                         -------             -------
Less dividends and distributions:
   Dividends from net investment income ..........................             -                 -
   Distributions from net realized gain on investments ...........             -                 -
                                                                         -------             -------
   Total dividends ...............................................             -                 -
                                                                         -------             -------
Net asset value, end of period ...................................        $8.430              $8.460
                                                                         =======             =======
Total return (3) .................................................        (0.82%)             (0.47%)
Ratios and supplemental data:
    Net assets, end of period (000 omitted) ......................          $0.2              $2,487
    Ratio of expenses to average net assets ......................         1.26%               1.26%
    Ratio of expenses to average net assets prior to expense
     limitation and expenses paid indirectly .....................         2.34%               2.04%
    Ratio of net investment income to average net assets .........         1.61%               1.61%
    Ratio of net investment income to average net assets prior
     to expense limitation and expenses paid indirectly ..........         0.53%               0.83%
    Portfolio turnover ...........................................            7%                7%

-----------------
(1) Date of commencement of operations; ratios have been annualized and total return has not been annualized.
(2) Per share information was based on the average shares outstanding method.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.


                             See accompanying notes

DELAWARE GROUP GLOBAL & INTERNATIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS
NOVEMBER 30, 1999

Delaware Group Global & International Funds (the "Company") is organized as a Delaware Business Trust and offers eight funds: the Delaware International Equity Fund, the Delaware Global Equity Fund, the Delaware Global Bond Fund, the Delaware Emerging Markets Fund, the Delaware Global Opportunities Fund, the Delaware International Small Cap Fund, the Delaware Latin America Fund and the Delaware New Europe Fund. These financial statements and related notes pertain to the Delaware Global Opportunities Fund, the Delaware International Small Cap Fund, the Delaware Latin America Fund and the Delaware New Europe Fund (individually a "Fund" and collectively the "Funds"). The Funds are registered as diversified open-end investment companies under the Investment Company Act of 1940, as amended. Each Fund offers four classes of shares. The A Class carries a front-end sales charge of 5.75%, the B Class carries a back-end contingent deferred sales charge, the C Class carries a level load sales charge and the Institutional Class has no sales charge. As of November 30, 1999, only the A and Institutional Classes have commenced operations.

The investment objective of each Fund is as follows:

Delaware Global Opportunities Fund: To seek long-term growth without undue risk to principal by investing primarily in U.S. and foreign equity securities with the potential for capital appreciation and income.

Delaware International Small Cap Fund: To seek long-term capital appreciation by investing primarily in equity securities of small non-U.S. companies which may include companies located or operating in established or emerging countries.

Delaware Latin America Fund: To seek long-term capital appreciation by investing primarily in equity securities of Latin American companies.

Delaware New Europe Fund: To seek long-term capital appreciation by investing primarily in equity securities of European companies.

1.       Significant Accounting Policies

The following accounting policies are in accordance with generally accepted accounting principles and are consistently followed by the Funds.

Security Valuation- Securities listed on an exchange are valued at the last quoted sales price as of the close of the NYSE on the valuation date. Securities not traded or securities not listed on an exchange are valued at the mean of the last quoted bid and asked prices. Securities listed on a foreign exchange are valued at the last quoted sales price before each Fund is valued. Money market instruments having less than 60 days to maturity are

DELAWARE GROUP GLOBAL & INTERNATIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
1. Significant Accounting Policies (Continued)

valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Company's Board of Trustees.

Federal Income Taxes- Each Fund intends to qualify or to continue to qualify as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles.

Class Accounting- Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements- Each Fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 100% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions- Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar as of 3:00 PM EST. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. It is not practical to isolate that portion of both realized and unrealized gains and losses on investments in equity securities in the Statement of Operations that result from fluctuations in foreign currency exchange rates. The Funds report certain foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial

DELAWARE GROUP GLOBAL & INTERNATIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
1. Significant Accounting Policies (Continued)

statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other- Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Funds are aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been provided for in accordance with the Funds' understanding of the applicable country's tax rules and rates. Each Fund declares and pays dividends from net investment income and capital gains, if any, annually.

Certain expenses of the Funds are paid through "soft dollar" arrangements with brokers. These transactions are done subject to best execution. Each Fund may receive earnings credits from its custodian when positive cash balances are maintained which are used to offset custody fees. The expenses paid under the above agreement are included in their respective expense captions on the Statement of Operations with the corresponding offset shown as "expenses paid indirectly". The amount of these expenses and credits for the period ended November 30, 1999 are as follows:

                               Delaware             Delaware
                                Global           International           Delaware            Delaware
                            Opportunities          Small Cap          Latin America         New Europe
                                 Fund                 Fund                Fund                 Fund
                        --------------------- -------------------- --------------------- --------------------
"Soft Dollar"
Expenses                        $78                  $82                   $59                  $52
Earnings Credit                  60                    -                    13                  325

2. Investment Management and Other Transactions with Affiliates
In accordance with the terms of the Investment Management Agreement, each Fund pays Delaware International Advisers Ltd. ("DIAL"), the investment manager of each Fund, an annual fee which is based on its average daily net assets.

DELAWARE GROUP GLOBAL & INTERNATIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
2. Investment Management and Other Transactions with Affiliates (Continued)

The following are the management fees as a percentage of average daily net assets for each Fund:

                                           Delaware           Delaware
                                           Global            International         Delaware            Delaware
                                       Opportunities          Small Cap         Latin America         New Europe
                                            Fund                Fund                 Fund                Fund
                                    --------------------- ------------------- --------------------- -----------------
On the first $500 million                  0.85%                1.25%                1.25%               1.25%
On the next $500 million                   0.80%                1.20%                1.20%               1.20%
On the next $1.5 billion                   0.75%                1.15%                1.15%               1.15%
In excess of $2.5 billion                  0.70%                1.10%                1.10%               1.10%

Prior to April 1, 1999 the management fee for the Delaware Global Opportunities Fund and the Delaware International Small Cap Fund were 0.80% and 1.25% of average daily net assets respectively.

DIAL has entered into a sub-advisory agreement with Delaware Management Company ("DMC"), an affiliate, with respect to the management of the Delaware Global Opportunities Fund's investments in U.S. securities. DMC receives 50% of the management fee paid to DIAL for managing the U.S. securities portion of the Delaware Global Opportunities Fund.

DIAL has elected to waive its fees and reimburse each Fund to the extent that annual operating expenses, exclusive of taxes, interest, brokerage commission, extraordinary expenses and distribution fees, exceed 0.80% for each class of the Delaware Global Opportunities Fund and 1.25% of the average daily net assets for each class of the Delaware International Small Cap Fund, Delaware Latin America Fund and Delaware New Europe Fund through January 31, 2001.

The Funds have engaged Delaware Service Company, Inc. ("DSC"), an affiliate of DMC, to provide dividend disbursing, transfer agent and accounting services. Each Fund pays DSC a monthly fee based in the number of shareholder accounts, shareholder transactions and average net assets, subject to certain minimums.

DELAWARE GROUP GLOBAL & INTERNATIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
2. Investment Management and Other Transactions with Affiliates (Continued)

On November 30, 1999, the Fund had liabilities payable to affiliates as follows:

                                            Delaware         Delaware          Delaware      Delaware
                                             Global        International        Latin          New
                                         Opportunities        Small Cap        America        Europe
                                              Fund              Fund            Fund           Fund
                                      ------------------- ---------------- --------------- --------------
Investment management fee payable
to DIAL                                       $930            $3,180              -           $10,450

Dividend disbursing, transfer agent
fees, accounting fees and other
expenses payable to DSC                          -               550         $2,803             3,160


Other expenses payable to DMC and
affiliates                                       -               152          3,722             9,495

Pursuant to the Distribution Agreement, each Series pays Delaware Distributors, L.P. ("DDLP"), the Distributor and an affiliate of DMC, an annual fee not to exceed 0.30% of the average daily net assets of the A Class and 1.00% of the average daily net assets of the B and C Classes. DDLP has elected voluntarily to waive such fees.

Certain officers of DMC, DSC and DDLP are officers, trustees and/or employees of the Funds. These officers, trustees and employees are paid no compensation by the Funds.

3.       Investments

During the period ended November 30, 1999, each Fund made purchases and sales of investment securities other than U.S. government securities and temporary cash investments as follows:

                           Delaware         Delaware          Delaware      Delaware
                            Global        International        Latin          New
                        Opportunities        Small Cap        America        Europe
                             Fund              Fund            Fund           Fund
                     ------------------- ---------------- --------------- --------------
Purchases                $1,014,953       $3,150,323         $2,346,540    $2,648,303
Sales                       888,891        3,246,554            200,285       138,696

DELAWARE GROUP GLOBAL & INTERNATIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
3.       Investments (Continued)

At November 30, 1999, the aggregate cost of securities and unrealized appreciation (depreciation) for federal income tax purposes for each Fund were as follows:

                                                             Delaware         Delaware          Delaware      Delaware
                                                              Global        International        Latin          New
                                                           Opportunities      Small Cap         America        Europe
                                                               Fund             Fund            Fund           Fund
                                                       ------------------- ---------------- --------------- --------------
Cost of investments                                            $3,338,099        $3,788,660      $2,686,755      $2,609,024
                                                       =================== ================= =============== ===============
Aggregate unrealized appreciation                                $421,423          $468,735        $653,870        $290,050
Aggregate unrealized depreciation                                (394,565)         (337,151)       (180,539)       (388,976)
                                                       ------------------- ----------------- --------------- ---------------
Net unrealized appreciation (depreciation)                        $26,858          $131,584        $473,331        $(98,926)
                                                       =================== ================= =============== ===============


4.       Capital Stock
Transactions in capital stock shares were as follows:

                                Delaware Global         Delaware International    Delaware  Latin   Delaware New
                                Opportunities Fund      Small Cap Fund            America Fund      Europe Fund
                                Year        Year        Year         12/19/97*    12/29/98*         12/29/98*
                                Ended       Ended       Ended        to            to                to
                                11/30/99    11/30/98    11/30/99     11/30/98     11/30/99           11/30/99
                                ----------- ----------- ------------ ------------ ----------------- -----------------
Shares sold:
A class                                 50         942            -          598               249               270
Institutional class                      -           -            -      352,942           294,119           294,319

Shares issued upon
reinvestment of
distributions from net
investment income and net
realized gain on
investments:
A class                                 45           -            -            -                 -                 -
Institutional class                 15,671       4,787       10,405            -                 -                 -
                                ----------- ----------- ------------ ------------ ----------------- -----------------
                                    15,766       5,729       10,405      353,540           294,368           294,589
                                ----------- ----------- ------------ ------------ ----------------- -----------------

Shares repurchased:
A class                              (176)       (295)            -        (597)             (141)             (246)
Institutional class                     -           -             -           -                 -              (200)
                                ----------- ----------- ------------ ------------ ----------------- -----------------
                                     (176)       (295)            -        (597)             (141)             (446)
                                ----------- ----------- ------------ ------------ ----------------- -----------------
Net increase (decrease)            15,590       5,434       10,405      352,943           294,227           294,143
                                =========== =========== ============ ============ ================= =================

* Date of commencement of operations.

DELAWARE GROUP GLOBAL & INTERNATIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

5.       Lines Of Credit
Each Fund has a committed line of credit for the following amounts:
Delaware Global Opportunities Fund                     $100,000
Delaware International Small Cap Fund                  $200,000
Delaware Latin America Fund                            $200,000
Delaware New Europe Fund                               $100,000

 No amounts were outstanding at November 30, 1999, or at any time during the fiscal year.

6.       Foreign Exchange Contracts
A Fund will generally enter into forward foreign currency contracts as a way of managing foreign exchange rate risk. A Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. A Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns denominated in foreign currencies.

Forward foreign currency contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed is recorded.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, a Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

The following forward currency contracts were outstanding at November 30, 1999:

Delaware International Small Cap Fund

                                           In             Value of
                                           Exchange       Contract at     Settlement     Unrealized
Contracts to Deliver                       For            11/30/99        Date           Appreciation
------------------------------------------ -------------- --------------- -------------- ------------------
4,193 European Monetary Units              $4,220         $4,228          12/1/99        $8

DELAWARE GROUP GLOBAL & INTERNATIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

7.       Market and Credit Risks
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant proportion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

Each Fund may invest up to 15% of its total assets in illiquid securities which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of some of these securities may adversely affect the Fund's ability to dispose of such securities in a timely manner and at a fair price when it is necessary to liquidate such securities.

8.       Tax Information (Unaudited)
The information set forth is for the Funds' fiscal year as required by federal laws. Shareholder's, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of a fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in early 2000. Please consult your tax advisor for proper treatment of this information. For the fiscal year end November 30, 1999, the Funds designate as long-term capital gains and ordinary income distributions paid during the year as follows:

                                                     (A)                   (B)                (C)
                                              Long-Term Capital      Ordinary Income         Total             (D)
                                              Gain Distributions     Distributions           Distributions  Qualifying
                                              (Tax Basis)            (Tax Basis)             (Tax Basis)    Dividends(1)
                                              ---------------------- ----------------------- -------------- ----------------
Delaware Global Opportunities Fund                     24%                    76%                100%             87%
Delaware International Small Cap Fund                   -                     100%               100%              -

(A) and (B) are based on the Fund's total distributions.
(D) is based on a percentage of ordinary income of the Fund.
(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.

                         Report of Independent Auditors

To the Shareholders and Board of Trustees
Delaware Group Global & International Funds


We have audited the accompanying statements of net assets of Delaware Group Global & International Funds (Delaware Global Opportunities Fund, Delaware International Small Cap Fund, Delaware Latin America Fund, and Delaware New Europe Fund) (the "Funds") as of November 30, 1999, and the related statements of operations, statements of changes in net assets and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of November 30, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the above listed funds of Delaware Group Global & International Funds at November 30, 1999, and the results of their operations, the changes in their net assets and their financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles.

                                             /s/ Ernst & Young LLP
                                             ---------------------
                                                 Ernst & Young LLP


Philadelphia, Pennsylvania
January 7, 2000